Note 7 - Financial results	12 Months Ended
Dec. 31, 2025
Note 7 - Financial results
Note 7 - Financial results
7           Financial results

	Year ended December 31,
	2025	2024	2023
Interest income	228,369	229,835	201,852
Net result on changes in FV of financial assets at FVPL	23,869	12,484	11,622
Finance income	252,238	242,319	213,474
Finance cost	(46,933)	(61,212)	(106,862)
Net foreign exchange transactions results	(30,394)	61,395	218,383
Net foreign exchange derivatives contracts results	(26,291)	(12,727)	(8,974)
Other	(15,979)	(100,719)	(95,044)
Other financial results, net	(72,664)	(52,051)	114,365
Net financial results	132,641	129,056	220,977

Finance Income: In 2025, 2024 and 2023 includes $36.9 million, $40.7 million and $61.2 million of interest related to instruments carried at FVPL, respectively.

In 2025, 2024 and 2023 includes $83.7 million, $88.2 million and $30.9 million of interest related to instruments carried at FVOCI, respectively.

Net foreign exchange transactions results: In 2025 mainly includes result from the Argentine peso depreciation against the U.S. dollar on Argentine peso denominated net financial position at subsidiaries with functional currency U.S. dollar, the result from Euro appreciation against the U.S. dollar on Euro denominated intercompany liabilities in subsidiaries with functional currency U.S. dollar, partially offset by changes in currency translation adjustment reserve from an Italian subsidiary recognized in Other Comprehensive Income and the result from the Mexican peso appreciation against the U.S. dollar on Mexican peso denominated receivables, at subsidiaries with functional currency U.S. dollar.

In 2024 mainly includes result from the Argentine peso depreciation against the U.S. dollar on Argentine peso denominated net financial position at subsidiaries with functional currency U.S. dollar, the Brazilian real depreciation against the U.S. dollar on Brazilian denominated net financial position at subsidiaries with functional currency U.S. dollar, together with the result from Euro depreciation against the U.S. dollar on Euro denominated intercompany liabilities in subsidiaries with functional currency U.S. dollar, offset by changes in currency translation adjustment reserve from an Italian subsidiary recognized in Other Comprehensive Income.

In 2023 mainly includes result from the Argentine peso depreciation against the U.S. dollar on Argentine peso denominated net financial position at subsidiaries with functional currency U.S. dollar, the Brazilian real appreciation against the U.S. dollar on Brazilian denominated net financial position at subsidiaries with functional currency U.S. dollar, together with the result from Euro appreciation against the U.S. dollar on Euro denominated intercompany liabilities in subsidiaries with functional currency U.S. dollar, offset by changes in currency translation adjustment reserve from an Italian subsidiary recognized in Other Comprehensive Income.

Net foreign exchange derivatives contracts results: In 2025 includes mainly losses on derivatives covering receivables in Mexican peso.

In 2024 includes mainly losses on derivatives covering net receivables, fiscal and other liabilities in Brazilian real.

In 2023 includes mainly losses on derivatives covering net receivables in Brazilian real.

Other: In both 2025 and 2024 includes losses for $16 million, related to fees payable in connection with collections involving the Company’s Mexican subsidiary.

In 2024 also includes approximately $84 million related to result of U.S. dollar denominated Argentine bonds used to cancel commercial debt.

In 2023 includes a net loss of $94.7 million related to the transfer of Argentine sovereign bonds paid as dividend in kind from Argentinian subsidiaries to its foreign shareholders.